UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

Item 1. Schedule of Investments.

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 90.9%
	Communications – 1.1%
7,138	Walt Disney Co.	$703,593

	Consumer Discretionary – 12.6%
1,956	Amazon.com, Inc.*	1,880,401
26,692	Aramark	1,083,962
12,808	CBS Corp. - Class B	742,864
38,449	Comcast Corp. - Class A	1,479,517
33,470	LKQ Corp.*	1,204,585
19,140	Starbucks Corp.	1,028,009
11,783	TJX Cos., Inc.	868,761
		8,288,099
	Consumer Staples – 5.2%
15,838	Estee Lauder Cos., Inc. - Class A	1,707,970
7,849	Nestle S.A. - ADR[1]	659,394
15,824	TreeHouse Foods, Inc.*	1,071,760
		3,439,124
	Energy – 3.2%
9,454	Concho Resources, Inc.*	1,245,281
18,993	Halliburton Co.	874,248
		2,119,529
	Financials – 18.4%
32,592	Air Lease Corp. - Class A	1,389,071
21,897	American International Group, Inc.	1,344,257
5,372	Berkshire Hathaway, Inc. - Class B*	984,795
28,526	Citizens Financial Group, Inc.	1,080,280
11,224	First Republic Bank	1,172,459
76,190	FNB Corp.	1,068,946
16,687	FNF Group	791,965
14,399	JPMorgan Chase & Co.	1,375,248
9,452	Reinsurance Group of America, Inc.	1,318,837
15,065	Visa, Inc. - Class A	1,585,441
		12,111,299
	Health Care – 17.4%
3,291	Allergan PLC[1]	674,490
14,955	Baxter International, Inc.	938,426
5,597	Bio-Techne Corp.	676,621
11,990	Danaher Corp.	1,028,502
32,136	Hologic, Inc.*	1,179,070
3,191	ICU Medical, Inc.*	593,047
9,951	Johnson & Johnson	1,293,730
1,899	Mettler-Toledo International, Inc.*	1,189,078
5,103	Thermo Fisher Scientific, Inc.	965,488

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
7,676	UnitedHealth Group, Inc.	$1,503,345
23,008	Zoetis, Inc.	1,466,990
		11,508,787
	Industrials – 11.0%
8,100	Dover Corp.	740,259
9,768	Honeywell International, Inc.	1,384,516
10,130	Ingersoll-Rand PLC[1]	903,292
6,489	Parker-Hannifin Corp.	1,135,705
6,712	Raytheon Co.	1,252,325
4,470	Roper Industries, Inc.	1,087,998
4,720	Watsco, Inc.	760,250
		7,264,345
	Materials – 4.1%
12,203	Avery Dennison Corp.	1,200,043
10,276	FMC Corp.	917,750
2,857	Martin Marietta Materials, Inc.	589,199
		2,706,992
	Technology – 17.9%
12,551	Adobe Systems, Inc.*	1,872,358
1,910	Alphabet, Inc. - Class C*	1,831,900
16,093	Amphenol Corp. - Class A	1,362,112
12,527	Apple, Inc.	1,930,661
18,097	Guidewire Software, Inc.*	1,409,032
47,717	Integrated Device Technology, Inc.*	1,268,318
8,764	Microchip Technology, Inc.	786,832
12,442	Red Hat, Inc.*	1,379,320
		11,840,533
	Total Common Stocks (Cost $47,929,900)	59,982,301

Principal Amount

	Short-Term Investments – 9.2%
$6,093,180	UMB Money Market Fiduciary, 0.01%[2]	6,093,180

	Total Short-Term Investments (Cost $6,093,180)	6,093,180

Segall Bryant & Hamill All Cap Fund

SCHEDULE OF INVESTMENTS – Continued

As of September 30, 2017 (Unaudited)

Value
Total Investments – 100.1% (Cost $54,023,080)	$66,075,481
Liabilities in Excess of Other Assets – (0.1)%	(38,271)

Total Net Assets – 100.0%	$66,037,210

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 94.5%
	Consumer Discretionary – 10.4%
28,606	Bloomin' Brands, Inc.	$503,466
7,723	Buffalo Wild Wings, Inc.*	816,321
41,337	Chico's FAS, Inc.	369,966
46,245	Crocs, Inc.*	448,576
9,311	Deckers Outdoor Corp.*	636,966
45,130	DSW, Inc. - Class A	969,392
28,692	HMS Holdings Corp. *	569,823
5,856	Jack in the Box, Inc.	596,844
10,217	Motorcar Parts of America, Inc.*	300,993
50,744	Quanex Building Products Corp.	1,164,575
28,788	Red Lion Hotels Corp.*	249,016
5,602	Red Robin Gourmet Burgers, Inc.*	375,334
		7,001,272
	Consumer Staples – 3.7%
12,642	Energizer Holdings, Inc.	582,164
4,082	Lancaster Colony Corp.	490,330
17,178	Snyders-Lance, Inc.	655,169
11,565	TreeHouse Foods, Inc.*	783,297
		2,510,960
	Energy – 2.7%
27,331	Carrizo Oil & Gas, Inc.*	468,180
28,929	Newfield Exploration Co.*	858,323
9,755	PDC Energy, Inc.*	478,288
		1,804,791
	Financials – 19.1%
22,757	Ameris Bancorp	1,092,336
69,956	Arbor Realty Trust, Inc. - REIT	573,639
25,958	Chimera Investment Corp. - REIT	491,125
20,173	Enterprise Financial Services Corp.	854,327
21,593	Equity Commonwealth - REIT*	656,427
28,840	First Busey Corp.	904,422
13,538	First Community Bancshares, Inc.	394,091
28,670	First Horizon National Corp.	549,031
13,432	IBERIABANK Corp.	1,103,439
22,847	Lakeland Financial Corp.	1,113,106
27,833	National Bank Holdings Corp. - Class A	993,360
22,146	Renasant Corp.	950,063
35,811	Seacoast Banking Corp. of Florida*	855,525
30,498	TFS Financial Corp.	491,933
44,343	Umpqua Holdings Corp.	865,132

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Financials (Continued)
23,417	WesBanco, Inc.	$960,565
		12,848,521
	Health Care – 9.0%
23,656	Haemonetics Corp.*	1,061,445
112,662	Harvard Bioscience, Inc.*	422,482
49,441	Horizon Pharma PLC*1	626,912
60,636	Orthofix International N.V.*1	2,865,051
20,870	PharMerica Corp.*	611,491
14,258	Premier, Inc. - Class A*	464,383
		6,051,764
	Industrials – 22.0%
28,286	Air Transport Services Group, Inc.*	688,481
14,487	Astec Industries, Inc.	811,417
13,627	AZZ, Inc.	663,635
6,594	EMCOR Group, Inc.	457,492
10,553	EnerSys, Inc.	729,951
27,619	ESCO Technologies, Inc.	1,655,759
9,764	Esterline Technologies Corp.*	880,224
34,527	FTI Consulting, Inc.*	1,225,018
127,574	Great Lakes Dredge & Dock Corp.*	618,734
19,561	Harsco Corp.*	408,825
20,530	ITT, Inc.	908,863
5,930	Orbital ATK, Inc.	789,639
9,166	Oshkosh Corp.	756,562
122,695	Spartan Motors, Inc.	1,355,780
75,797	SPX Corp.*	2,223,884
8,983	Watts Water Technologies, Inc. - Class A	621,623
		14,795,887
	Materials – 8.1%
34,674	Bemis Co., Inc.	1,580,094
67,923	Innophos Holdings, Inc.	3,341,133
18,386	Schnitzer Steel Industries, Inc. - Class A	517,566
		5,438,793
	Technology – 16.6%
29,481	Barracuda Networks, Inc.*	714,325
31,028	Electro Scientific Industries, Inc.*	431,910
52,780	FLIR Systems, Inc.	2,053,670
19,790	Gigamon, Inc.*	834,149
81,898	Infinera Corp.*	726,435
93,300	Marchex, Inc. - Class B*	288,297
38,950	Nuance Communications, Inc.*	612,294
37,322	Oclaro, Inc.*	322,089

Segall Bryant & Hamill Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of September 30, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Technology (Continued)
77,645	Pitney Bowes, Inc.	$1,087,806
28,308	Progress Software Corp.	1,080,516
172,112	Seachange International, Inc.*	471,587
303,853	ServiceSource International, Inc.*	1,051,331
58,233	Xperi Corp.	1,473,295
		11,147,704
	Utilities – 2.9%
13,282	American States Water Co.	654,139
17,002	New Jersey Resources Corp.	716,634
13,581	PNM Resources, Inc.	547,314
		1,918,087
	Total Common Stocks (Cost $55,905,488)	63,517,779

Principal Amount

	Short-Term Investments – 5.5%
$3,686,610	UMB Money Market Fiduciary, 0.01%[2]	3,686,610

	Total Short-Term Investments (Cost $3,686,610)	3,686,610

	Total Investments – 100.0% (Cost $59,592,098)	67,204,389
	Other Assets in Excess of Liabilities – 0.0%	164
	Total Net Assets – 100.0%	$67,204,553

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2017 (Unaudited)

Note 1 – Organization

Segall Bryant & Hamill All Cap Fund (the “All Cap Fund”) and Segall Bryant & Hamill Small Cap Value Fund (the “Small Cap Value Fund”) (each a “fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The All Cap Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation. The Small Cap Value Fund commenced operations on July 31, 2013, and its primary investment objective is to provide long-term capital appreciation.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes

At September 30, 2017, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Segall Bryant & Hamill Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

September 30, 2017 (Unaudited)

	All Cap Fund	Small Cap Value Fund
Cost of investments	$54,034,222	$59,757,862

Gross unrealized appreciation	$12,614,861	$10,429,658
Gross unrealized depreciation	(573,602)	(2,983,131)

Net unrealized appreciation on investments	$12,041,259	$7,446,527

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Segall Bryant & Hamill Funds

NOTES TO SCHEDULES OF INVESTMENTS – Continued

September 30, 2017 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2017, in valuing the Funds’ assets carried at fair value:

All Cap Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$59,982,301	$-	$-	$59,982,301
Short-Term Investments	6,093,180	-	-	6,093,180
Total Investments	$66,075,481	$-	$-	$66,075,481

Small Cap Value Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$63,517,779	$-	$-	$63,517,779
Short-Term Investments	3,686,610	-	-	3,686,610
Total Investments	$67,204,389	$-	$-	$67,204,389

*	The Funds did not hold any Level 2 or 3 securities at period end.
[1]	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title: Date:	Maureen Quill, President 11/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	11/29/2017

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	11/29/2017